Dividends, textual (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 item $ / shares	Dec. 31, 2015 item $ / shares	Dec. 31, 2015 USD ($) item $ / shares
Common Stock
Class of Stock [Line Items]
Common Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.02	$ 0.01
Number Of Quarters Of Dividend Payments | item	1	2
Dividends paid common shares | $			$ 3,339
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares			$ 0.5
Number Of Quarters Of Dividend Payments | item			4
Dividends paid preferred shares | $			$ 3,200
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares			$ 0.5
Number Of Quarters Of Dividend Payments | item			4
Dividends paid preferred shares | $			$ 4,600
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares			$ 0.5
Number Of Quarters Of Dividend Payments | item			4
Dividends paid preferred shares | $			$ 6,400